Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Abstract]
COMPREHENSIVE INCOME	$ 1,363	$ 7,510
Comprehensive income, attributable to owners of parent	1,338	7,484
Comprehensive income, attributable to non-controlling interests	25	26
NET EARNINGS	1,282	7,687
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans	(17)	83
Net fair value loss on investments	4	(44)
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations	89	(199)
Other	5	(17)
OTHER COMPREHENSIVE INCOME	81	(177)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(17)	83
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	4	(44)
Gains (losses) on exchange differences on translation, net of tax	89	(199)
Other comprehensive income that have been or may be subsequently reclassified to net earnings as other	5	(17)
Net earnings	$ 1,282	$ 7,687